Other Expenses, Net - Schedule of Other Expenses, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Other Expenses, Net [Abstract]
Extinguishment losses	¥ 10,440,057			¥ 230,308,163
Extinguishment gain				(727,995)
Excess of fair value of instruments issued over proceeds				36,503,817
Total	¥ 10,440,057	$ 1,470,451		¥ 266,083,985